Financial liabilities - Narrative (Details) - Bank overdraft facility four, CHF - CHF (SFr) SFr in Millions	Jun. 30, 2025	Dec. 31, 2024	Jul. 07, 2023
Disclosure of financial liabilities [line items]
Credit facility, maximum borrowing capacity			SFr 700.0
Line of credit facility option to increase amount			SFr 200.0
Initial term of facility agreement			3 years
Extension period			2 years
Borrowings	SFr 0.0
Contingent liability for guarantees
Disclosure of financial liabilities [line items]
Estimated financial effect of contingent liabilities	SFr 152.2	SFr 168.3